SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 27, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following amounts represent revenues by reporting segment from Direct Conversion from the acquisition date of April 29, 2019, through September 27, 2019:

(In millions)	Direct Conversion Revenue
Medical	$4.5
Industrial	1.8
Total Direct Conversion revenues	$6.3

The following amounts represent revenues by reporting segment from the Acquired Detector Business from the acquisition date of May 1, 2017 through September 29, 2017:

(In millions)	May 1, 2017 through September 29, 2017
Acquired Detector Business
Medical	$41.1
Industrial	20.2
Total Acquired Detector Business revenues	$61.3

Information related to the Company’s segments is as follows:

	Fiscal Year
(In millions)	2019	2018	2017
Revenues
Medical	$596.8	$602.0	$556.9
Industrial	183.8	171.4	141.2
Total revenues	780.6	773.4	698.1
Gross margin
Medical	188.9	190.5	193.6
Industrial	67.8	63.4	59.9
Total gross margin	256.7	253.9	253.5
Total operating expenses	211.0	209.4	169.8
Interest and other expenses, net	(24.2)	(18.8)	(8.9)
Earnings before taxes	21.5	25.7	74.8
Taxes (benefit) on earnings	5.7	(2.6)	22.8
Net earnings	15.8	28.3	52.0
Less: Net earnings attributable to noncontrolling interests	0.3	0.8	0.4
Net earnings attributable to Varex	$15.5	$27.5	$51.6

Reconciliation of Assets from Segment to Consolidated
The following table summarizes the Company’s total assets by its reportable segments:

(In millions)	September 27, 2019	September 28, 2018
Identifiable assets:
Medical	$794.3	$770.6
Industrial	244.6	217.3
Total reportable segments	$1,038.9	$987.9

Revenue from External Customers by Geographic Areas
Geographic Information

	Revenues			Property, plant and equipment, net
	Fiscal Years			Fiscal Years
(In millions)	2019	2018	2017	2019	2018
United States	$275.3	$268.8	$231.9	$122.6	$127.9
Latin America	7.3	7.0	7.9	—	—
EMEA	269.0	254.5	219.5	11.4	8.7
APAC	229.0	243.1	238.8	8.3	8.3
Total company	$780.6	$773.4	$698.1	$142.3	$144.9